UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7492

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.6% (1.8% of Total Investments)
$ 7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	$ 4,770,600
	Bonds, Series 2007A-1, 5.125%, 6/01/47
	Education and Civic Organizations – 5.0% (3.4% of Total Investments)
545	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	2/12 at 100.00	A2	546,886
	2000, 5.875%, 11/01/20 – NPFG Insured
750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/12 at 100.00	Baa1	750,525
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	1,636,665
	AMBAC Insured+
6,000	University of California, General Revenue Bonds, Multi-Project Series 2003A, 5.000%,	5/13 at 100.00	Aa1	6,231,600
	5/15/27 – AMBAC Insured (UB)
8,795	Total Education and Civic Organizations			9,165,676
	Health Care – 4.8% (3.2% of Total Investments)
1,410	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,434,026
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
4,690	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	4,825,307
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	Aa2	1,866,380
	2007A, 4.500%, 5/15/37 – NPFG Insured
650	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/12 at 101.00	N/R	662,597
	5/15/18 – AMBAC Insured
8,750	Total Health Care			8,788,310
	Housing/Single Family – 0.8% (0.5% of Total Investments)
215	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	215,099
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
1,190	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	N/R	1,204,197
	2/01/42 – AMBAC Insured (Alternative Minimum Tax)
1,405	Total Housing/Single Family			1,419,296
	Long-Term Care – 1.4% (0.9% of Total Investments)
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A–	1,496,927
	Methodist Homes, Series 2006, 5.000%, 7/01/36
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	No Opt. Call	A–	1,079,890
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
2,575	Total Long-Term Care			2,576,817
	Tax Obligation/General – 31.4% (21.1% of Total Investments)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	A–	1,467,950
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	6,735,120
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 9/01/25	No Opt. Call	A1	1,108,160
4,200	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	3,899,784
	2006C, 0.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	Aa2	2,640,150
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA–	3,686,487
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA–	3,718,457
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	3,239,407
2,210	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	2,510,383
	Trust 2668, 9.429%, 2/01/16 – AGM Insured (IF)
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	Aa1	1,344,984
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
4,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	4,170,320
	Series 2007A, 4.500%, 7/01/24 – AGM Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,110	5.000%, 8/01/21 – AGM Insured (UB)	8/14 at 102.00	Aa2	2,316,442
3,250	5.000%, 8/01/22 – AGM Insured (UB)	8/14 at 102.00	Aa2	3,611,238
3,395	5.000%, 8/01/23 – AGM Insured (UB)	8/14 at 102.00	Aa2	3,772,354
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	A	1,303,642
	5.000%, 8/01/22 – FGIC Insured
305	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	319,915
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	2,655,425
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	742,984
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	6/12 at 100.00	Aa2	2,024,720
	5.000%, 6/15/26 – FGIC Insured
2,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	2,086,900
	Series 2007, 5.250%, 8/01/32 – AGM Insured
3,770	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA–	1,511,393
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	A+	2,569,988
	2004A, 5.000%, 8/01/21 – FGIC Insured
56,905	Total Tax Obligation/General			57,436,203
	Tax Obligation/Limited – 64.4% (43.4% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	3,840,882
8,000	0.000%, 9/01/21 – AGM Insured	No Opt. Call	AA–	4,869,840
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal	2/12 at 100.00	A	2,235,089
	Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AA	1,614,099
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AA	1,848,067
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	1/16 at 100.00	A2	4,055,035
	Rehabilitation, Series 2005J, 5.000%, 1/01/17 – AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,183,000
	2009G-1, 5.750%, 10/01/30
380	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	377,496
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
7,000	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	Baa1	6,074,460
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Refunding Bonds,	No Opt. Call	A–	1,274,774
	Cloverdale Redevelopment Project Series 2006, 5.000%, 8/01/36 – AMBAC Insured
575	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	538,930
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
5,225	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/12 at 100.00	A2	5,229,755
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	8,013,964
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	7,021,118
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	7,154,700
6,215	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	5,642,723
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.823%, 6/01/45 –
	AGC Insured (IF) (4)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,496,120
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.615%, 6/01/45 – FGIC Insured (IF)
875	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	593,810
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,514,853
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
710	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	644,545
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	3/12 at 100.00	A+	4,952,700
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
2,185	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	2,005,764
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA–	1,083,720
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
4,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	A+	4,025,560
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
3,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	2,986,830
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
6,120	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	5,387,681
	5.000%, 8/01/38 – AMBAC Insured
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA–	3,018,333
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	1,018,250
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	A	4,147,204
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/12 at 100.00	Baa1	385,480
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
325	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	291,093
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	9/13 at 100.00	A–	986,720
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
2,500	Roseville Financing Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	2,173,650
	9/01/33 – AMBAC Insured
405	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	408,487
	8/01/25 – AMBAC Insured
4,295	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	3/12 at 100.00	Baa1	4,296,718
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	No Opt. Call	Baa1	3,261,773
1,500	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	Baa1	1,341,735
5,510	Sweetwater Union High School District Public Financing Authority, California, Special Tax	9/15 at 100.00	AA–	5,589,509
	Revenue Bonds, Series 2005A, 5.000%, 9/01/28 – AGM Insured
1,205	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010,	No Opt. Call	AA–	1,241,512
	5.000%, 9/01/30 – AGM Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,023,907
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
126,260	Total Tax Obligation/Limited			117,849,886
	Transportation – 6.0% (4.0% of Total Investments)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	2/12 at 71.94	Baa2	4,563,780
	Bonds, Series 1999, 0.000%, 1/15/18 – NPFG Insured
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	4,209,000
	Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured
2,155	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A+	2,154,892
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured
	(Alternative Minimum Tax)
12,655	Total Transportation			10,927,672
	U.S. Guaranteed – 3.1% (2.1% of Total Investments) (5)
1,705	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	3/12 at 100.00	N/R (5)	1,728,717
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
3,000	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	3,881,280
	Revenue Bonds, Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax) (ETM)
4,705	Total U.S. Guaranteed			5,609,997
	Utilities – 8.1% (5.5% of Total Investments)
670	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	609,110
	9/01/31 – SYNCORA GTY Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	2/12 at 100.00	N/R	100,056
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%,	8/12 at 100.00	A+	1,938,534
	8/01/27 – AMBAC Insured (Alternative Minimum Tax)
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	A1	2,869,832
5,000	5.000%, 7/01/28 – NPFG Insured	7/13 at 100.00	A1	5,057,150
4,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	4,301,080
	Bonds, Series 2010-1, 5.000%, 7/01/28
14,520	Total Utilities			14,875,762
	Water and Sewer – 20.9% (14.1% of Total Investments)
1,100	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond	5/19 at 100.00	AA–	1,214,444
	Trust 3145, 18.311%, 5/01/40 – AGM Insured (IF)
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A1	2,074,320
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	760,718
	10/01/36 – AGM Insured
460	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	466,500
	5.000%, 4/01/36 – NPFG Insured
2,700	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AA+	2,889,054
	Capital Projects, Series 2003A, 5.000%, 10/01/21 – AGM Insured
2,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 2005A, 4.500%, 6/01/29 –	6/15 at 100.00	AA	2,030,100
	NPFG Insured
430	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	436,489
	5.000%, 6/01/31 – NPFG Insured
12,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	12,182,520
	5.000%, 2/01/33 – FGIC Insured (UB)
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AA	1,561,724
	5.000%, 10/01/25 – AMBAC Insured
1,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	1,036,880
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%,	10/14 at 100.00	AA+	3,990,683
	10/01/23 – FGIC Insured
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AA+	1,483,971
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AA+	469,118
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AA+	487,631
2,500	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	Aa2	2,527,549
	2003A, 5.000%, 8/01/30 – NPFG Insured
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AA+	2,112,047
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AA+	2,630,415
36,985	Total Water and Sewer			38,354,163
$ 281,055	Total Investments (cost $266,831,316) – 148.5%			271,774,382
	Floating Rate Obligations – (9.8)%			(17,880,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.4)% (6)			(74,000,000)
	Other Assets Less Liabilities – 1.7%			3,133,095
	Net Assets Applicable to Common Shares – 100%			$ 183,027,477

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$271,774,382	$ —	$271,774,382

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $248,596,183.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 8,849,661
Depreciation	(3,551,625)
Net unrealized appreciation (depreciation) of investments	$ 5,298,036

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012